UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 4.6%
Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 2.789%, (30-day SOFR + 2.50%), 1/25/42(1)(2)		$1,800	$1,713,955

Total Collateralized Mortgage Obligations (identified cost $1,685,647)			$1,713,955

Foreign Corporate Bonds — 5.9%
Security	Principal Amount (000’s omitted)		Value

Iceland — 5.4%

Arion Banki HF, 6.00%, 4/12/24(3)	ISK	100,000	$773,346

Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	310,579

Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	120,000	914,789

			$1,998,714

India — 0.5%

Indian Railway Finance Corp., Ltd., 3.57%, 1/21/32(3)	USD	200	$176,311

			$176,311

Total Foreign Corporate Bonds (identified cost $1,940,818)			$2,175,025

Sovereign Government Bonds — 59.3%
Security	Principal Amount (000’s omitted)		Value

Australia — 8.1%

Australian Capital Territory, 1.25%, 5/22/25(3)	AUD	2,350	$1,578,644

New South Wales Treasury Corp, 4.00%, 5/20/26(3)	AUD	1,967	1,437,574

			$3,016,218

China — 3.6%

China Government Bond:

2.37%, 1/20/27	CNY	6,200	$931,704

3.53%, 10/18/51	CNY	2,520	395,757

			$1,327,461

Croatia — 1.7%

Croatia Government International Bond, 1.75%, 3/4/41(3)	EUR	750	$624,469

			$624,469

Security	Principal Amount (000’s omitted)		Value

Dominican Republic — 1.0%

Dominican Republic:

8.00%, 1/15/27(3)	DOP	3,970	$65,454

8.00%, 2/12/27(3)	DOP	19,700	324,431

			$389,885

Egypt — 1.5%

Arab Republic of Egypt:

7.50%, 2/16/61(3)	USD	400	$268,742

8.875%, 5/29/50(3)	USD	388	287,081

			$555,823

Honduras — 0.8%

Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	317	$310,311

			$310,311

Iceland — 0.1%

Republic of Iceland, 5.00%, 11/15/28	ISK	3,916	$29,669

			$29,669

India — 2.2%

Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$817,480

			$817,480

Indonesia — 4.2%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	574,000	$38,228

7.00%, 9/15/30	IDR	8,327,000	572,930

7.50%, 6/15/35	IDR	8,503,000	595,898

Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	372,071

			$1,579,127

Israel — 2.1%

Israel Government Bond, 0.75%, 7/31/22	ILS	2,582	$773,898

			$773,898

Italy — 5.5%

Italy Buoni Poliennali Del Tesoro, 0.00%, 8/1/26(3)	EUR	2,100	$2,055,699

			$2,055,699

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.8%

Ivory Coast Government International Bond, 6.625%, 3/22/48(3)	EUR	350	$296,051

			$296,051

Jordan — 0.5%

Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	200	$175,026

			$175,026

Mexico — 2.6%

Mexican Udibonos Bond, 2.75%, 11/27/31	MXN	22,346	$989,101

			$989,101

Mongolia — 0.5%

Mongolia Government International Bond, 5.125%, 4/7/26(3)	USD	200	$187,486

			$187,486

New Zealand — 4.5%

New Zealand Government Bond, 3.00%, 9/20/30(3)(4)	NZD	2,287	$1,692,943

			$1,692,943

Oman — 1.0%

Oman Government International Bond:

6.50%, 3/8/47(3)	USD	200	$183,613

6.75%, 1/17/48(3)	USD	200	188,050

			$371,663

Philippines — 1.8%

Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$675,611

			$675,611

Romania — 0.8%

Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$290,387

			$290,387

Serbia — 4.6%

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$1,698,805

			$1,698,805

South Africa — 5.1%

Republic of South Africa, 10.50%, 12/21/26	ZAR	27,560	$1,889,106

			$1,889,106

Security	Principal Amount (000’s omitted)		Value

South Korea — 4.3%

Korea Treasury Bond 4.00%, 12/10/31	KRW	1,901,500	$1,604,597

			$1,604,597

Ukraine — 2.0%

Ukraine Government Bond, 15.84%, 2/26/25(5)	UAH	45,809	$763,483

			$763,483

Total Sovereign Government Bonds (identified cost $26,200,130)			$22,114,299

U.S. Government Agency Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association 4.052%, (COF + 1.79%), with maturity at 2035(2)(6)		$135	$143,542

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $134,365)			$143,542

Short-Term Investments — 15.2%

Affiliated Fund — 0.3%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(7)		105,171	$105,171

Total Affiliated Fund (identified cost $105,171)			$105,171

Sovereign Government Securities — 4.7%
Security	Principal Amount (000’s omitted)		Value

Egypt — 3.5%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	5,200	$270,463

0.00%, 9/20/22	EGP	2,850	147,485

0.00%, 9/27/22	EGP	1,425	73,555

0.00%, 10/4/22	EGP	11,650	599,637

0.00%, 12/27/22	EGP	4,100	$204,869

			$1,296,009

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Israel — 1.2%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	515	$154,323

0.00%, 8/3/22	ILS	1,035	310,593

			$464,916

Total Sovereign Government Securities (identified cost $1,790,786)			$1,760,925

U.S. Treasury Obligations — 10.2%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill:

0.00%, 5/3/22(8)	$	3,100	$3,099,993

0.00%, 5/24/22		700	699,879

Total U.S. Treasury Obligations (identified cost $3,799,826)			$3,799,872

Total Short-Term Investments (identified cost $5,695,783)			$5,665,968

Total Purchased Options — 0.0%(9) (identified cost $32,900)			$4,967

Total Investments — 85.4% (identified cost $35,689,643)			$31,817,756

Other Assets, Less Liabilities — 14.6%			$5,452,771

Net Assets — 100.0%			$37,270,527

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $1,713,955 or 4.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $12,647,887 or 33.9% of the Portfolio’s net assets.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.

(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Amount is less than 0.05%

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	23,500,000	1.09%	1/4/23	$4,967

Total						$4,967

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	10,300,000	USD	134,435	5/2/22	$306

INR	7,700,000	USD	100,500	5/2/22	229

INR	18,000,000	USD	237,151	5/2/22	(1,680)

NZD	250,000	USD	161,763	5/2/22	(363)

NZD	28,830	USD	19,114	5/2/22	(502)

NZD	407,663	USD	263,778	5/2/22	(591)

NZD	422,101	USD	273,120	5/2/22	(612)

NZD	94,674	USD	62,996	5/2/22	(1,875)

NZD	2,690,204	USD	1,740,696	5/2/22	(3,901)

NZD	298,597	USD	199,220	5/2/22	(6,446)

NZD	3,347,867	USD	2,219,636	5/2/22	(58,253)

USD	101,697	INR	7,700,000	5/2/22	968

USD	134,630	INR	10,300,000	5/2/22	(111)

USD	234,936	INR	18,000,000	5/2/22	(535)

USD	1,816,156	NZD	2,690,204	5/2/22	79,361

USD	274,745	NZD	407,663	5/2/22	11,557

USD	2,166,237	NZD	3,347,867	5/2/22	4,855

USD	276,326	NZD	422,101	5/2/22	3,818

USD	163,661	NZD	250,000	5/2/22	2,262

USD	193,207	NZD	298,597	5/2/22	433

USD	61,259	NZD	94,674	5/2/22	137

USD	18,654	NZD	28,830	5/2/22	42

PHP	43,000,000	USD	821,018	5/3/22	2,658

PHP	21,157,000	USD	404,161	5/3/22	1,107

PHP	14,343,000	USD	274,182	5/3/22	562

USD	832,768	PHP	43,000,000	5/3/22	9,093

USD	273,857	PHP	14,343,000	5/3/22	(887)

USD	403,960	PHP	21,157,000	5/3/22	(1,308)

RUB	16,865,000	USD	140,542	5/17/22	91,811

USD	219,521	RUB	16,865,000	5/17/22	(12,832)

USD	273,450	PHP	14,343,000	5/27/22	452

USD	403,121	PHP	21,157,000	5/27/22	429

SEK	4,950,000	USD	529,259	6/1/22	(24,805)

SEK	12,200,000	USD	1,291,853	6/1/22	(48,552)

USD	532,088	MXN	10,825,599	6/1/22	4,540

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	10,300,000	USD	134,096	6/7/22	$(66)

USD	134,910	INR	10,300,000	6/7/22	880

EUR	261,878	USD	286,299	6/15/22	(9,487)

EUR	18,639,427	USD	20,606,612	6/15/22	(904,234)

JPY	384,030,773	USD	3,067,272	6/15/22	(103,934)

KRW	211,400,000	USD	172,672	6/15/22	(5,320)

KRW	345,218,900	USD	279,801	6/15/22	(6,514)

NZD	349,689	USD	227,936	6/15/22	(2,196)

USD	6,611,646	EUR	5,980,473	6/15/22	290,124

USD	2,310,488	EUR	2,089,920	6/15/22	101,386

USD	1,976,323	EUR	1,787,656	6/15/22	86,723

USD	1,566,923	EUR	1,417,338	6/15/22	68,758

USD	1,287,397	EUR	1,164,497	6/15/22	56,492

USD	864,382	EUR	781,865	6/15/22	37,930

USD	857,611	EUR	775,740	6/15/22	37,633

USD	852,254	EUR	770,895	6/15/22	37,398

USD	530,357	EUR	479,727	6/15/22	23,273

USD	487,279	EUR	440,762	6/15/22	21,382

USD	466,995	EUR	422,414	6/15/22	20,492

USD	2,180,874	NZD	3,347,867	6/15/22	19,676

USD	18,781	NZD	28,830	6/15/22	169

USD	1,172,534	ZAR	17,334,150	6/15/22	79,892

IDR	2,879,679,187	USD	200,896	6/21/22	(3,744)

IDR	2,880,000,000	USD	201,013	6/21/22	(3,840)

IDR	5,529,200,000	USD	385,608	6/21/22	(7,063)

IDR	8,660,050,475	USD	600,814	6/21/22	(7,921)

USD	494,738	IDR	7,093,998,576	6/21/22	9,062

USD	224,811	IDR	3,240,392,801	6/21/22	2,964

USD	876,203	ZAR	13,418,611	6/24/22	31,197

AUD	560,380	USD	400,826	7/5/22	(4,442)

AUD	2,532,000	USD	1,896,174	7/5/22	(105,164)

USD	4,037,700	AUD	5,391,622	7/5/22	223,936

AUD	1,125,925	USD	843,488	7/11/22	(46,992)

USD	389,415	IDR	5,623,151,517	8/22/22	6,628

USD	389,065	IDR	5,623,151,518	8/22/22	6,278

					$2,723

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	75,202	PLN	84,233	Citibank, N.A.	5/5/22	$372	$—

EUR	46,865	PLN	52,803	Citibank, N.A.	5/5/22	—	(608)

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	74,048	PLN	83,430	Citibank, N.A.	5/5/22	$—	$(845)

EUR	22,050	PLN	24,359	Goldman Sachs International	5/5/22	82	—

EUR	22,026	PLN	24,333	Goldman Sachs International	5/5/22	57	—

EUR	476,201	PLN	544,322	Standard Chartered Bank	5/5/22	9,459	—

EUR	1,527	PLN	1,605	Standard Chartered Bank	5/5/22	—	(1)

EUR	43,821	PLN	49,084	Standard Chartered Bank	5/5/22	—	(130)

EUR	34,957	PLN	39,155	Standard Chartered Bank	5/5/22	—	(321)

EUR	110,986	PLN	125,048	UBS AG	5/5/22	—	(1,358)

NZD	28,830	USD	18,786	BNP Paribas	5/5/22	—	(173)

NZD	3,347,867	USD	2,181,477	BNP Paribas	5/5/22	—	(20,080)

PLN	300,000	EUR	73,950	Standard Chartered Bank	5/5/22	—	(953)

PLN	300,000	EUR	73,950	Standard Chartered Bank	5/5/22	—	(1,349)

PLN	400,000	EUR	98,600	Standard Chartered Bank	5/5/22	—	(1,738)

PLN	2,000,000	EUR	498,101	Standard Chartered Bank	5/5/22	—	(8,377)

PLN	1,215,000	EUR	289,165	UBS AG	5/5/22	—	(659)

USD	2,219,411	NZD	3,347,867	Citibank, N.A.	5/5/22	58,015	—

USD	19,112	NZD	28,830	Citibank, N.A.	5/5/22	500	—

EUR	178,884	USD	194,617	UBS AG	5/6/22	—	(5,881)

USD	1,050,735	EUR	1,000,000	State Street Bank and Trust Company	5/6/22	—	(4,338)

USD	44,759	MXN	900,000	Goldman Sachs International	5/6/22	682	—

USD	445,192	MXN	8,942,449	Standard Chartered Bank	5/6/22	7,246	—

CZK	5,098,836	EUR	237,726	Citibank, N.A.	5/11/22	131	—

CZK	4,000,342	EUR	186,510	Citibank, N.A.	5/11/22	—	(174)

EUR	370,467	CZK	403,956	Goldman Sachs International	5/11/22	1,225	—

JPY	211,106,688	USD	1,690,000	Citibank, N.A.	5/13/22	—	(62,930)

USD	375,000	JPY	48,991,762	UBS AG	5/13/22	—	(2,596)

CZK	4,800,411	EUR	223,813	Citibank, N.A.	5/18/22	—	(390)

CZK	4,800,411	EUR	223,813	UBS AG	5/18/22	122	—

EUR	390,470	CZK	425,768	Goldman Sachs International	5/18/22	1,315	—

CZK	7,300,000	EUR	341,275	Goldman Sachs International	5/23/22	—	(82)

EUR	74,315	HUF	81,528	Bank of America, N.A.	5/23/22	314	—

EUR	65,530	HUF	71,890	Bank of America, N.A.	5/23/22	290	—

EUR	130,165	HUF	141,931	Bank of America, N.A.	5/23/22	—	(1,002)

EUR	212,578	HUF	231,795	Goldman Sachs International	5/23/22	—	(1,560)

EUR	288,217	HUF	314,272	UBS AG	5/23/22	2,709	—

EUR	296,589	CZK	323,400	UBS AG	5/23/22	929	—

EUR	104,756	HUF	114,226	UBS AG	5/23/22	—	(514)

HUF	102,633,228	EUR	327,050	Bank of America, N.A.	5/23/22	—	(14,757)

HUF	81,251,056	EUR	258,913	Goldman Sachs International	5/23/22	—	(11,601)

HUF	45,742,488	EUR	138,830	UBS AG	5/23/22	—	(2,707)

HUF	102,633,228	EUR	327,050	UBS AG	5/23/22	—	(14,749)

SGD	2,140,000	USD	1,582,256	State Street Bank and Trust Company	5/31/22	—	(34,934)

EUR	53,518	HUF	58,712	BNP Paribas	6/1/22	281	—

EUR	50,042	HUF	54,899	BNP Paribas	6/1/22	243	—

EUR	45,639	HUF	49,764	UBS AG	6/1/22	—	(331)

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	56,707	HUF	61,833	UBS AG	6/1/22	$—	$(428)

HUF	39,185,000	EUR	119,464	BNP Paribas	6/1/22	—	(2,197)

HUF	39,185,000	EUR	119,464	UBS AG	6/1/22	—	(2,908)

EUR	113,436	HUF	124,445	Citibank, N.A.	6/2/22	476	—

EUR	92,593	HUF	100,964	Citibank, N.A.	6/2/22	—	(541)

HUF	78,370,000	EUR	241,827	Citibank, N.A.	6/2/22	—	(2,248)

JPY	49,002,375	USD	375,000	UBS AG	6/5/22	2,595	—

USD	375,000	JPY	48,931,516	Standard Chartered Bank	6/5/22	—	(2,049)

CZK	300,000	EUR	12,880	Citibank, N.A.	6/7/22	602	—

CZK	2,900,000	EUR	127,027	Standard Chartered Bank	6/7/22	6,933	—

CZK	1,950,000	EUR	84,902	Standard Chartered Bank	6/7/22	3,897	—

CZK	300,000	EUR	13,141	Standard Chartered Bank	6/7/22	617	—

EUR	221,159	CZK	241,152	Goldman Sachs International	6/7/22	978	—

CZK	1,534,668	EUR	69,548	Citibank, N.A.	6/14/22	—	(465)

CZK	2,027,552	EUR	91,884	Citibank, N.A.	6/14/22	—	(566)

CZK	2,557,780	EUR	115,913	Goldman Sachs International	6/14/22	—	(648)

CZK	2,675,718	EUR	120,550	Goldman Sachs International	6/14/22	—	(781)

CZK	2,924,282	EUR	131,749	Goldman Sachs International	6/14/22	—	(842)

CZK	10,480,000	EUR	468,816	Goldman Sachs International	6/14/22	—	(1,153)

EUR	451,972	CZK	492,830	Goldman Sachs International	6/14/22	1,449	—

EUR	446,620	CZK	486,994	Goldman Sachs International	6/14/22	1,214	—

USD	1,885,247	CNH	12,085,763	Citibank, N.A.	6/23/22	71,904	—

USD	213,861	CNH	1,371,000	Citibank, N.A.	6/23/22	8,157	—

USD	162,780	ILS	516,705	Barclays Bank PLC	7/6/22	7,516	—

USD	819,876	ILS	2,602,901	JPMorgan Chase Bank, N.A.	8/1/22	36,636	—

USD	326,749	ILS	1,033,410	JPMorgan Chase Bank, N.A.	8/3/22	15,752	—

						$242,698	$(209,964)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	342,250	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$86,470	$(2,038)

5/19/22	COP	233,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	58,868	(197)

5/20/22	COP	303,665	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	76,722	(1,214)

5/20/22	COP	991,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	250,379	(730)

5/26/22	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	266,999	(2,033)

5/30/22	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	78,297	(310)

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

6/13/22	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$173,749	$(3,999)

6/17/22	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	176,604	(2,524)

6/21/22	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	88,429	(890)

6/24/22	COP	641,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	161,950	(933)

11/26/22	COP	303,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	76,554	—

						$(14,868)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	8	Long	6/21/22	$953,250	$(56,136)

U.S. Ultra-Long Treasury Bond	2	Long	6/21/22	320,875	(5,594)

Euro-Bobl	(15)	Short	6/8/22	(2,012,529)	102,383

Euro-Bund	(8)	Short	6/8/22	(1,296,238)	118,239

Euro-Buxl	(3)	Short	6/8/22	(541,126)	100,896

U.S. 5-Year Treasury Note	(2)	Short	6/30/22	(225,344)	9,531

U.S. Long Treasury Bond	(1)	Short	6/21/22	(140,687)	13,596

					$282,915

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$46,374

EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	46,374

EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	30,887

EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	46,096

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$(40,845)

EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(61,267)

EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(61,408)

EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(63,957)

USD	380	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(20,965)

USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/10/27	(43,372)

USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(43,341)

USD	430	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	(2,911)

USD	290	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	(866)

USD	88	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(1,302)

USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(79,137)

USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(27,762)

USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	54,195

USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	26,897

USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	38,235

							$(158,075)

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	7,060	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(101,028)	$—	$(101,028)

BRL	770	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/4/27	1,456	—	1,456

CAD	3,870	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.19% (pays quarterly)	1/18/24	(38,377)	—	(38,377)

23	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	2,610	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.19% (pays quarterly)	1/18/24	$ (25,823)	$—	$(25,823)

CLP	149,630	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/15/27	(1,580)	—	(1,580)

CLP	100,630	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	1,543	—	1,543

CLP	66,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(605)	—	(605)

CLP	202,840	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	831	—	831

CLP	152,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	2,749	—	2,749

CLP	38,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	340	—	340

CLP	198,050	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	1,389	—	1,389

CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.76% (pays quarterly)	6/1/26	44,728	—	44,728

CNY	1,450	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/16/26	(108)	—	(108)

COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	7,409	—	7,409

COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	20,607	—	20,607

COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	6,326	—	6,326

COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	13,160	—	13,160

COP	246,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	5,020	—	5,020

COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	6,290	—	6,290

COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	6,352	—	6,352

COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	12,632	—	12,632

24	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	853,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	$ 10,441	$—	$10,441

COP	1,132,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	41,969	—	41,969

COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	17,380	—	17,380

COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	18,287	—	18,287

COP	726,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/15/27	3,202	—	3,202

COP	181,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	8,256	—	8,256

COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	5,878	—	5,878

CZK	7,100	Receives	6-month CZK PRIBOR (pays semi-annually)	3.84% (pays annually)	4/6/22	14,620	—	14,620

HUF	100,700	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	24,597	—	24,597

ILS	2,075	Receives	3-month ILS TELBOR (pays quarterly)	0.99% (pays annually)	3/16/27	32,195	—	32,195

INR	11,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	6/15/27	208	—	208

INR	13,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	6/15/27	128	—	128

KRW	6,626,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(68,871)	—	(68,871)

KRW	4,556,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(47,325)	—	(47,325)

KRW	1,595,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(16,427)	—	(16,427)

MXN	6,312	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.65% (pays monthly)	6/9/27	6,182	—	6,182

NZD	3,880	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(37,951)	—	(37,951)

NZD	3,780	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(36,508)	—	(36,508)

PLN	1,300	Receives	6-month PLN WIBOR (pays semi-annually)	4.16% (pays annually)	3/16/27	26,093	—	26,093

THB	23,210	Pays	6-month THB Fixing Rate (pays semi-annually)	1.40% (pays semi-annually)	3/16/27	25,105	—	25,105

25	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	$(174,869)	$—	$(174,869)

TWD	160,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	3/16/27	174,294	—	174,294

USD	360	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	11/29/26	13,180	—	13,180

USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	28,233	—	28,233

USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	28,352	—	28,352

USD	1,000	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	59,788	—	59,788

USD	530	Pays	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	19,088	—	19,088

USD	115	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	4,827	—	4,827

ZAR	5,700	Pays	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/15/27	4,124	—	4,124

Total						$147,787	$—	$147,787

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unreazlied Appreciation (Depreciation)

BNP Paribas	MYR	1,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	$13,589

Standard Chartered Bank	MYR	1,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	15,128

Total							$28,717

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	$2,669	1.00% (pays quarterly)(1)	1.51%	6/20/27	$(60,808)	$32,898	$(27,910)

Mexico	2,100	1.00% (pays quarterly)(1)	4.47	6/20/27	(310,029)	254,732	(55,297)

Total	$4,769				$(370,837)	$287,630	$(83,207)

26	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Goldman Sachs International	$300	1.00% (pays quarterly)(1)	0.65%	6/20/24	$2,531	$(1,917)	$614

Vietnam	Goldman Sachs International	900	1.00% (pays quarterly)(1)	1.32	6/20/27	(12,311)	7,132	(5,179)

Total		$1,200				$(9,780)	$5,215	$(4,565)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $5,969,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 95,164,830 (pays semi-annually)*	2.06% on CLP equivalent of CLF 3,000 (pays semi-annually)*	3/29/32	$(1,819)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	4/8/32	(1,493)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/11/32	(6,386)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 127,420,440 (pays semi-annually)*	2.00% on CLP equivalent of CLF 4,000 (pays semi-annually)*	4/14/32	(1,244)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	4/20/32	285

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 160,077,000 (pays semi-annually)*	1.84% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/22/32	1,941

				$(8,716)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

27	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Abbreviations:

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

JIBAR	–	Johannesburg Interbank Average Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

ZAR	–	South African Rand

28	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $35,584,472)	$31,712,585

Affiliated investment, at value (identified cost $105,171)	105,171

Cash	5,173

Deposits for derivatives collateral:

Futures contracts	98,714

Centrally cleared derivatives	2,753,654

OTC derivatives	110,000

Foreign currency, at value (identified cost $944,699)	924,717

Dividends and interest receivable	316,959

Dividends receivable from affiliated investment	49

Receivable for investments sold	1,393,169

Receivable for variation margin on open futures contracts	11,538

Receivable for open forward foreign currency exchange contracts	242,698

Receivable for open swap contracts	31,557

Upfront payments on open non-centrally cleared swap contracts	1,917

Receivable from affiliate	21,973

Total assets	$37,729,874

Liabilities

Payable for investments purchased	$25,519

Payable for variation margin on open centrally cleared derivatives	50,806

Payable for open forward foreign currency exchange contracts	209,964

Payable for open swap contracts	16,121

Payable for closed swap contracts	12,800

Payable for closed non-deliverable bond forward contracts	854

Upfront receipts on open non-centrally cleared swap contracts	7,132

Payable for open non-deliverable bond forward contracts	14,868

Payable to affiliate:

Investment adviser fee	17,550

Trustees’ fees	257

Accrued expenses	103,476

Total liabilities	$459,347

Net Assets applicable to investors’ interest in Portfolio	$37,270,527

29	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income from affiliated investments	$2,119

Interest income (net of foreign taxes withheld of $23,217)	782,275

Total investment income	$784,394

Expenses

Investment adviser fee	$121,482

Trustees’ fees and expenses	1,485

Custodian fee	67,533

Legal and accounting services	37,496

Interest expense	1,234

Miscellaneous	10,239

Total expenses	$239,469

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$67,686

Total expense reductions	$67,686

Net expenses	$171,783

Net investment income	$612,611

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $1,720)	$(435,979)

Investment transactions - affiliated investment	(395)

Futures contracts	150,915

Swap contracts	126,445

Foreign currency transactions	(45,234)

Forward foreign currency exchange contracts	(1,247,555)

Non-deliverable bond forward contracts	(127,505)

Net realized loss	$(1,579,308)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $7,888)	$(4,059,223)

Futures contracts	242,869

Swap contracts	51,510

Foreign currency	(32,549)

Forward foreign currency exchange contracts	267,346

Non-deliverable bond forward contracts	(1,609)

Net change in unrealized appreciation (depreciation)	$(3,531,656)

Net realized and unrealized loss	$(5,110,964)

Net decrease in net assets from operations	$(4,498,353)

30	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$612,611	$1,110,378

Net realized gain (loss)	(1,579,308)	232,563

Net change in unrealized appreciation (depreciation)	(3,531,656)	(1,483,991)

Net decrease in net assets from operations	$(4,498,353)	$(141,050)

Capital transactions:

Contributions	$2,758,527	$8,877,399

Withdrawals	(19,092,049)	(7,801,173)

Net increase (decrease) in net assets from capital transactions	$(16,333,522)	$1,076,226

Net increase (decrease) in net assets	$(20,831,875)	$935,176

Net Assets

At beginning of period	$58,102,402	$57,167,226

At end of period	$37,270,527	$58,102,402

31	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Financial Highlights

			Year Ended October 31,
Ratios/Supplemental Data	Six Months Ended April 30, 2022 (Unaudited)		2021		2020		2019		2018		2017

Ratios (as a percentage of average daily net assets):

Expenses	0.71	%(1)(2)(3)(6)	0.71	%(2)(3)	0.71	%(2)(3)	0.81	%(2)(3)	0.81	%(2)(3)	0.80	%(3)

Net investment income	2.53	%(1)	1.86%		2.48%		3.73%		3.81%		3.02%

Portfolio Turnover	43	%(4)	102	%(5)	88	%(5)	92%		23%		29%

Total Return	(9.51	)%(3)(4)	(0.08	)%(3)	6.04	%(3)	5.92	%(3)	(2.28	)%(3)	9.09	%(3)

Net assets, end of period (000’s omitted)	$37,271		$58,102		$57,167		$84,644		$95,163		$102,912

(1)	Annualized.
(2)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and each of the years ended October 31, 2021, 2020, 2019 and 2018.
(3)

The investment adviser reimbursed certain operating expenses (equal to 0.28%, 0.19%, 0.16%, 0.09%, 0.11% and 0.13% of average daily net assets for the six months ended April 30, 2022 and years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

32

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Bond Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets

33

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or

34

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security

35

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

P  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5 billion	0.455%

$5 billion and over	0.440%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $121,482 or 0.500% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $67,659 of the Portfolio’s operating expenses for the six months ended April 30, 2022. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $27 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$11,343,707	$14,367,608

U.S. Government and Agency Securities	1,685,250	36,064

	$13,028,957	$14,403,672

36

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,169,890

Gross unrealized appreciation	$540,937

Gross unrealized depreciation	(4,667,626)

Net unrealized depreciation	$(4,126,689)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $248,085. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $210,300 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

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International Income Portfolio

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Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$4,967	$4,967

Not applicable	—	1,376,893 *	1,330,962 *	2,707,855

Receivable for open forward foreign currency exchange contracts	—	242,698	—	242,698

Receivable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	2,531	—	30,943	33,474

Total Asset Derivatives	$2,531	$1,619,591	$1,366,872	$2,988,994

Derivatives not subject to master netting or similar agreements	$—	$1,376,893	$1,330,962	$2,707,855

Total Asset Derivatives subject to master netting or similar agreements	$2,531	$242,698	$35,910	$281,139

Not applicable	$(370,837)*	$(1,374,170)*	$(1,058,335)*	$(2,803,342)

Payable for open forward foreign currency exchange contracts	—	(209,964)	—	(209,964)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(12,311)	—	(10,942)	(23,253)

Payable for open non-deliverable bond forward contracts	—	—	(14,868)	(14,868)

Total Liability Derivatives	$(383,148)	$(1,584,134)	$(1,084,145)	$(3,051,427)

Derivatives not subject to master netting or similar agreements	$(370,837)	$(1,374,170)	$(1,058,335)	$(2,803,342)

Total Liability Derivatives subject to master netting or similar agreements	$(12,311)	$(209,964)	$(25,810)	$(248,085)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$5,571	$(5,571)	$—	$—	$—	$—

Barclays Bank PLC	7,516	—	—	—	7,516	—

BNP Paribas	14,113	(14,113)	—	—	—	—

Citibank, N.A.	140,157	(68,767)	—	—	71,390	—

Goldman Sachs International	11,759	(11,759)	—	—	—	—

JPMorgan Chase Bank, N.A.	52,388	—	—	—	52,388	—

Standard Chartered Bank	43,280	(14,918)	—	—	28,362	—

UBS AG	6,355	(6,355)	—	—	—	—

	$281,139	$(121,483)	$—	$—	$159,656	$—

38

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(21,934)	$5,571	$—	$—	$(16,363)	$—

BNP Paribas	(22,450)	14,113	—	—	(8,337)	—

Citibank, N.A.	(68,767)	68,767	—	—	—	110,000

Goldman Sachs International	(48,613)	11,759	—	—	(36,854)	—

Standard Chartered Bank	(14,918)	14,918	—	—	—	—

State Street Bank and Trust Company	(39,272)	—	—	—	(39,272)	—

UBS AG	(32,131)	6,355	—	—	(25,776)	—

	$(248,085)	$121,483	$—	$—	$(126,602)	—

Total — Deposits for derivatives collateral — OTC derivatives						$110,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Futures contracts	$—	$—	$150,915	$150,915

Swap contracts	(10,040)	—	136,485	126,445

Forward foreign currency exchange contracts	—	(1,247,555)	—	(1,247,555)

Non-deliverable bond forward contracts	—	—	(127,505)	(127,505)

Total	$(10,040)	$(1,247,555)	$159,895	$(1,097,700)

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$(4,745)	$(4,745)

Futures contracts	—	—	242,869	242,869

Swap contracts	(46,699)	—	98,209	51,510

Forward foreign currency exchange contracts	—	267,346	—	267,346

Non-deliverable bond forward contracts	—	—	(1,609)	(1,609)

Total	$(46,699)	$267,346	$334,724	$555,371

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Call Options	Swap Contracts

$636,000	$5,677,000	$94,870,000	$1,632,000	$23,500,000	$62,527,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

39

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

7  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $105,171, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/ Shares, end of period

Short-Term Investments

Cash Reserves Fund	$54,663	$42,683,650	$(42,737,918)	$(395)	$—	$—	$2,070	—

Liquidity Fund	—	3,805,769	(3,700,598)	—	—	105,171	49	105,171

Total				$(395)	$—	$105,171	$2,119

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$1,713,955	$—	$1,713,955

Foreign Corporate Bonds	—	2,175,025	—	2,175,025

Sovereign Government Bonds	—	21,350,816	763,483	22,114,299

U.S. Government Agency Mortgage-Backed Securities	—	143,542	—	143,542

Short-Term Investments —

Affiliated Fund	105,171	—	—	105,171

Sovereign Government Securities	—	1,760,925	—	1,760,925

U.S. Treasury Obligations	—	3,799,872	—	3,799,872

Purchased Call Options	—	4,967	—	4,967

Total Investments	$105,171	$30,949,102	$763,483	$31,817,756

Forward Foreign Currency Exchange Contracts	$—	$1,619,591	$—	$1,619,591

Non-Deliverable Bond Forward Contracts	—	—	—	—

Futures Contracts	344,645	—	—	344,645

Swap Contracts	—	1,019,791	—	1,019,791

Total	$449,816	$33,588,484	$763,483	$34,801,783

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,584,134)	$—	$(1,584,134)

Non-Deliverable Bond Forward Contracts	—	(14,868)	—	(14,868)

Futures Contracts	(61,730)	—	—	(61,730)

Swap Contracts	—	(1,390,695)	—	(1,390,695)

Total	$(61,730)	$(2,989,697)	$—	$(3,051,427)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Sovereign Government Bonds

Balance as of October 31, 2021	$—

Realized gains (losses)	(9,350)

Change in net unrealized appreciation (depreciation)	(1,165,045)

Cost of purchases	—

Proceeds from sales, including return of capital	(63,971)

Accrued discount (premium)	37,977

Transfers to Level 3	1,963,872

Transfers from Level 3	—

Balance as of April 30, 2022	$763,483

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$(1,161,629)

41

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Sovereign Government Bonds	$763,483	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

42

Eaton Vance

Global Bond Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Bond Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Bond Fund and International Income Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

43

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

44

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

45

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.   Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Global Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022